SUBSEQUENT EVENTS - Convertible Debt Exchange, Convertible Notes - Q4 2025, Business Loans and Line of Credit - Q4 2025 (Details)								1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2025 USD ($)	Nov. 13, 2025 USD ($)	Nov. 07, 2025 USD ($)	Oct. 27, 2025 USD ($) installment	Oct. 23, 2025 USD ($) D shares	Oct. 07, 2025 USD ($)	Oct. 01, 2025 USD ($) D agreement Lender $ / shares shares	Oct. 31, 2025 USD ($) agreement	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) loan $ / shares	Dec. 31, 2023 USD ($)	Oct. 20, 2025 USD ($)	Apr. 11, 2025 shares	Jan. 31, 2023 USD ($)
SUBSEQUENT EVENTS
Conversion of convertible debt to common stock										$ 3,779,276	$ 3,779,276	$ 0
Debt instrument convertible conversion price | $ / shares											$ 1
Proceeds form the issuance of debt									$ 735,000	$ 5,973,079	$ 6,614,400	$ 9,047,344
Business line of credit
SUBSEQUENT EVENTS
Interest rate															13.00%
Maximum borrowing capacity															$ 74,400
Business Loan and Security Agreement
SUBSEQUENT EVENTS
Number of debt instrument agreements | loan											3
Subsequent events
SUBSEQUENT EVENTS
Shares reserved | shares														25,000,000
Subsequent events | Convertible notes
SUBSEQUENT EVENTS
Conversion of convertible debt to common stock							$ 370,000
Conversion of debt to shares | shares							2,503,201
Subsequent events | Q4 2025 Convertible Notes
SUBSEQUENT EVENTS
Proceeds from convertible debt							$ 250,000
Interest rate							20.00%
Term							210 days
SEPA Convertible Note, purchase price (being the % of the lowest daily VWAP of common stock on Nasdaq during the 10 consecutive Trading Days)							90.00%
Number of trading volume days prior to requesting an Advance (in days) | D							3
Number of debt instrument agreements | agreement							1
Subsequent events | Q4 2025 Convertible Notes | Minimum
SUBSEQUENT EVENTS
Debt instrument convertible conversion price | $ / shares							$ 0.25
Subsequent events | Convertible promissory notes
SUBSEQUENT EVENTS
Proceeds from convertible debt					$ 250,000
Number of lenders | Lender							1
Term					12 months
SEPA Convertible Note, purchase price (being the % of the lowest daily VWAP of common stock on Nasdaq during the 10 consecutive Trading Days)					75.00%
Number of trading volume days prior to requesting an Advance (in days) | D					15
Principal amount					$ 275,000
Percentage rate of the original issue discount					10.00%
Discount percentage (% on principal amount)					10.00%
Initial mandatory payment period from effective date					180 days
Shares reserved | shares					5,723,214
Subsequent events | Business line of credit
SUBSEQUENT EVENTS
Principal amount						$ 160,160	$ 230,160	$ 390,000
Percentage rate of the original issue discount						12.00%	12.00%
Number of debt instrument agreements | agreement								2
Amount of non-cash expense for the original issuance discount						$ 17,160	$ 24,660
Subsequent events | Business Loan and Security Agreement
SUBSEQUENT EVENTS
Principal amount													$ 250,000
Maximum borrowing capacity				$ 43,100
Amount borrowed	$ 42,000
Periodic payment, number of installments | installment				12
Subsequent events | Revenue Purchase and Sale of Future Receivable Agreement
SUBSEQUENT EVENTS
Proceeds form the issuance of debt			$ 210,000
Subsequent events | Sale of Future Receivable Agreement
SUBSEQUENT EVENTS
Proceeds form the issuance of debt		$ 150,000